Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Goodwill
Balance at beginning of period	$ 924,755	$ 760,413
Adjustments on account of foreign exchange	28,366	(16,609)
Balance at end of period	1,025,783	924,755
OCR
Goodwill
Acquisition of goodwill		52,112
ASD
Goodwill
Acquisition of goodwill		35,604
BoxTop
Goodwill
Acquisition of goodwill		7,747
MCP
Goodwill
Acquisition of goodwill		13,429
Sellercloud
Goodwill
Acquisition of goodwill		$ 72,059
3GTMS
Goodwill
Acquisition of goodwill	50,115
Finale
Goodwill
Acquisition of goodwill	$ 22,547